Business Segment Information	9 Months Ended
Sep. 30, 2012
Business Segment Information
9. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$41,129	$13,872	$110,891	$67,305
Rest of Europe	80,466	91,696	253,740	258,641
U.S.	129,564	103,992	351,548	290,382
Rest of World	34,343	31,212	98,663	86,786
Total	$285,502	$240,772	$814,842	$703,114
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$261,524	$221,226	$750,381	$650,233
Central laboratory	23,978	19,546	64,461	52,881
Total	$285,502	$240,772	$814,842	$703,114

c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(435)	$-	$(435)
Rest of Europe	5,261	-	5,261
U.S.	13,956	-	13,956
Rest of World	2,097	-	2,097
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(17,389)	(1,479)	$(18,868)
Rest of Europe	7,535	(1,197)	6,338
U.S.	8,730	(2,139)	6,591
Rest of World	2,257	-	2,257
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(4,961)	$(2,075)	$(7,036)
Rest of Europe	22,229	(546)	21,683
U.S.	24,875	(2,650)	22,225
Rest of World	7,108	(365)	6,743
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)
Rest of Europe	24,376	(3,000)	21,376
U.S.	21,621	(5,253)	16,368
Rest of World	5,799	-	5,799
Total	$32,610	$(9,817)	$22,793

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$19,845	$-	$19,845
Central laboratory	1,034	-	1,034
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$1,007	(4,815)	$(3,808)
Central laboratory	126	-	126
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$46,084	$(5,478)	$40,606
Central laboratory	3,167	(158)	3,009
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$34,623	$(8,272)	$26,351
Central laboratory	(2,013)	(1,545)	(3,558)
Total	$32,610	$(9,817)	$22,793

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$107,960	$109,953
Rest of Europe	15,344	16,419
U.S.	32,445	33,086
Rest of World	9,332	9,003
Total	$165,081	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$147,986	$150,169
Central laboratory	17,095	18,292
Total	$165,081	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,380	$3,628	$13,381	$9,810
Rest of Europe	1,691	2,121	5,430	5,557
U.S.	3,631	2,995	10,568	9,463
Rest of World	899	923	2,854	3,139
Total	$10,601	$9,667	$32,233	$27,969

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$9,604	$8,496	$29,506	$24,193
Central laboratory	997	1,171	2,727	3,776
Total	$10,601	$9,667	$32,233	$27,969

i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$433,171	$414,510
Rest of Europe	237,288	216,313
U.S.	415,761	363,527
Rest of World	49,009	41,117
Total	$1,135,229	$1,035,467

j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,073,526	$980,283
Central laboratory	61,703	55,184
Total	$1,135,229	$1,035,467